EMPLOYEE OPTION PLANS (Details 3) (USD $)	12 Months Ended
Dec. 31, 2014
Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	2,796,081
Weighted Average remaining contractual Term (In Years)	3 years 25 days
Weighted average exercise price	$ 3.49
Options Exercisable	1,817,761
Weighted Average Exercise price of Options Exercisable	$ 2.27
Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	738,889
Weighted Average remaining contractual Term (In Years)	6 years 5 months 1 day
Weighted average exercise price	$ 4.26
Options Exercisable	448,639
Weighted Average Exercise price of Options Exercisable	$ 2.95
Exercise Price Range 0.85 to 1.45 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	971,368
Weighted Average remaining contractual Term (In Years)	8 months 16 days
Weighted average exercise price	$ 1.33
Options Exercisable	971,368
Weighted Average Exercise price of Options Exercisable	$ 1.33
Exercise Price Range 1.63 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	113,056
Weighted Average remaining contractual Term (In Years)	4 years 22 days
Weighted average exercise price	$ 1.63
Options Exercisable	113,056
Weighted Average Exercise price of Options Exercisable	$ 1.63
Exercise Price Range 2.09 to 2.41 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	121,754
Weighted Average remaining contractual Term (In Years)	5 years 9 months 22 days
Weighted average exercise price	$ 2.38
Options Exercisable	121,754
Weighted Average Exercise price of Options Exercisable	$ 2.38
Exercise Price Range 2.85 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	208,932
Weighted Average remaining contractual Term (In Years)	2 years 11 months 19 days
Weighted average exercise price	$ 2.85
Options Exercisable	208,932
Weighted Average Exercise price of Options Exercisable	$ 2.85
Exercise Price Range 3.60 to 3.69 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	435,805
Weighted Average remaining contractual Term (In Years)	3 years 10 months 24 days
Weighted average exercise price	$ 3.69
Options Exercisable	209,152
Weighted Average Exercise price of Options Exercisable	$ 3.69
Exercise Price Range 3.92 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	45,166
Weighted Average remaining contractual Term (In Years)	2 years 5 months 26 days
Weighted average exercise price	$ 3.92
Options Exercisable	45,166
Weighted Average Exercise price of Options Exercisable	$ 3.92
Exercise Price Range 4.87 to 5.00 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	343,000
Weighted Average remaining contractual Term (In Years)	4 years 4 months 10 days
Weighted average exercise price	$ 4.91
Options Exercisable	85,750
Weighted Average Exercise price of Options Exercisable	$ 4.91
Exercise Price Range 5.40 to 5.68 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	90,000
Weighted Average remaining contractual Term (In Years)	4 years 6 months 18 days
Weighted average exercise price	$ 5.48
Options Exercisable	22,500
Weighted Average Exercise price of Options Exercisable	$ 5.48
Exercise Price Range 6.42 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	100,000
Weighted Average remaining contractual Term (In Years)	4 years 10 months 6 days
Weighted average exercise price	$ 6.42
Options Exercisable	33,333
Weighted Average Exercise price of Options Exercisable	$ 6.42
Exercise Price Range 7.16 to 7.83 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	367,000
Weighted Average remaining contractual Term (In Years)	5 years 2 months 19 days
Weighted average exercise price	$ 7.61
Options Exercisable	6,750
Weighted Average Exercise price of Options Exercisable	$ 7.66
Exercise Price Range 0 to 1 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	4,000
Weighted Average remaining contractual Term (In Years)	4 years 2 months 26 days
Weighted average exercise price	$ 0
Options Exercisable	4,000
Weighted Average Exercise price of Options Exercisable	$ 0
Exercise Price Range 1.01 to 2 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	69,200
Weighted Average remaining contractual Term (In Years)	1 year 10 months 6 days
Weighted average exercise price	$ 1.20
Options Exercisable	69,200
Weighted Average Exercise price of Options Exercisable	$ 1.20
Exercise Price Range 2.01 to 3 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	173,667
Weighted Average remaining contractual Term (In Years)	4 years 9 months 18 days
Weighted average exercise price	$ 2.30
Options Exercisable	173,667
Weighted Average Exercise price of Options Exercisable	$ 2.30
Exercise Price Range 3.01 to 4 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	252,022
Weighted Average remaining contractual Term (In Years)	6 years 1 month 13 days
Weighted average exercise price	$ 3.96
Options Exercisable	180,522
Weighted Average Exercise price of Options Exercisable	$ 3.95
Exercise Price Range 4.01 to 5 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	0
Weighted Average remaining contractual Term (In Years)	0 years
Weighted average exercise price	$ 0
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0
Exercise Price Range 5.01 to 6 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	85,000
Weighted Average remaining contractual Term (In Years)	8 years 7 months 10 days
Weighted average exercise price	$ 6.00
Options Exercisable	21,250
Weighted Average Exercise price of Options Exercisable	$ 6.00
Exercise Price Range 6.01 to 7 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	75,000
Weighted Average remaining contractual Term (In Years)	9 years 10 months 13 days
Weighted average exercise price	$ 6.89
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0
Exercise Price Range 7.01 to 8 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	0
Weighted Average remaining contractual Term (In Years)	0 years
Weighted average exercise price	$ 0
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0
Exercise Price Range 8.01 to 9 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	80,000
Weighted Average remaining contractual Term (In Years)	9 years 4 months 10 days
Weighted average exercise price	$ 8.01
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0